UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549
                                 FORM 13F
                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2007

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Snyder Capital Management, L.P.
Address:  One Market Plaza, Steuart Tower, Suite 1200
          San Francisco, CA  94105

Form 13F File Number:    28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sonja L. Commer
Title:    Chief Compliance Officer
Phone:    415-392-3900

Signature, Place and Date of Signing:
Sonja L. Commer                    San Francisco, CA   August 10, 2007
          [Signature]              [City, State]            [Date]

Report Type (Check only one.):

XXX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           1

Form 13F Information Table Entry Total:      63

Form 13F Information Table Value Total:      2,980,162(x1000)


List of Other Included Managers:

NO.       Form 13F File Number          Name

1         28-6808        Natixis Global Asset Management, L.P

NAME OF ISSUER          TITL  CUSIP      VALUE    SHARES       INV.     OTH  VOTING AUTH
                        E OF             X1000                 DISC.    ER
                        CLAS                                            MGR
                        S
                                                                             SOLE     SHR      NONE
Advance Auto Parts      COM   00751Y106     9816   242200 SH   Defined         31300    210900
Inc.
Alpha Natural           COM   02076x102   116407  5599200 SH   Defined        114100   5065500    419600
Resources Inc.
Alpharma Inc. - Cl. A   COM   020813101    30198  1160999 SH   Defined          2600   1043999    114400
American Greetings      COM   026375105     9712   342800 SH   Defined           900    302200     39700
Corp. Cl A
American Standard Cos   COM   029712106    25544   433100 SH   Defined         24800    408300
Inc
AnnTaylor Stores Corp.  COM   036115103    35523  1002900 SH   Defined          5300    910900     86700
Arch Chemical Inc.      COM   03937R102    58824  1673999 SH   Defined          3800   1509499    160700
Armor Holdings Inc.     COM   042260109    48082   553498 SH   Defined          1500    538498     13500
Ashland Inc.            COM   044209104      467     7300 SH   Defined                    7300
Beacon Roofing Supply   COM   073685109    37996  2236345 SH   Defined          4900   1973245    258200
Brookfield Asset        COM   112585104   131074  3285061 SH   Defined         78037   3009600    197424
Management -
CEC Entertainment,      COM   125137109    75731  2151461 SH   Defined         24100   1966761    160600
Inc.
Cabot Corp.             COM   127055101    93099  1952574 SH   Defined         34600   1770274    147700
Cabot Microelectronics  COM   12709P103    79776  2247852 SH   Defined         42900   2051897    153055
Cambrex Corp.           COM   132011107    32156  2423198 SH   Defined          5100   2174198    243900
CapLease, Inc.          COM   140288101    39515  3675798 SH   Defined          8400   3292098    375300
Cedar Shopping Centers  COM   150602209    47682  3322798 SH   Defined          6800   3018198    297800
Inc.
Central European Media  COM   G20045202   145799  1494152 SH   Defined         28900   1367952     97300
Charming Shoppes        COM   161133103    79780  7366591 SH   Defined        146900   6735491    484200
Circuit City Stores,    COM   172737108     7928   525700 SH   Defined         70800    454900
Inc.
Clean Harbors Inc.      COM   184496107    38187   772710 SH   Defined          1700    692300     78710
Comstock Resources      COM   205768203    47002  1568300 SH   Defined          3000   1387200    178100
Inc.
Corn Products Intl Inc  COM   219023108    34206   752599 SH   Defined          7300    646199     99100
Curtiss-Wright Corp     COM   231561101    40760   874500 SH   Defined         45800    828700
Cytec Industries, Inc.  COM   232820100    67347  1056100 SH   Defined         24700    957800     73600
DRS Technologies        COM   23330X100    50472   881298 SH   Defined          2300    851498     27500
Devon Energy Corp.      COM   25179M103    46390   592544 SH   Defined         33560    558984
Dress Barn Inc.         COM   261570105    31713  1545490 SH   Defined          3500   1384190    157800
Drew Industries         COM   26168L205    16533   498898 SH   Defined           900    426598     71400
Esterline Technologies  COM   297425100    58895  1219099 SH   Defined          3000   1179499     36600
Corp
FTI Consulting          COM   302941109    73843  1941698 SH   Defined          4100   1726698    210900
Franklin Electric Co    COM   353514102    57123  1210754 SH   Defined         28700   1077354    104700
Inc
Haemonetics Corp.       COM   405024100    54802  1041657 SH   Defined          2300    936657    102700
Henry Schein, Inc.      COM   806407102     6160   115300 SH   Defined         14800    100500
Itron Inc               COM   465741106    58687   752979 SH   Defined          1700    673879     77400
Kaman Corp              COM   483548103      483    15472 SH   Defined                   14972       500
Kennametal Inc.         COM   489170100   129886  1583391 SH   Defined         29300   1446117    107974
Lance Inc               COM   514606102    26282  1115545 SH   Defined          2387    963917    149241
Liberty Media Corp. -   COM   53071M302    11862   100798 SH   Defined          9759     91039
Ser A
Liz Claiborne           COM   539320101    22977   616000 SH   Defined         35500    580500
Mid-America Apartment   COM   59522J103    25741   490500 SH   Defined         11500    436700     42300
Communit
Nabors Industries Ltd   COM   G6359F103    12003   359600 SH   Defined         53200    306400
Nautilus Inc.           COM   63910B102    36456  3027898 SH   Defined          6600   2722598    298700
Novagold Resources      COM   66987E206    76540  5092500 SH   Defined        107800   4617700    367000
Inc.
O'Reilly Automotive     COM   686091109    10527   288012 SH   Defined         35000    253012
Inc.
Officemax, Inc          COM   67622P101    19784   503400 SH   Defined         30900    472500
Parexel Intl Corp       COM   699462107    59711  1419674 SH   Defined          3200   1271874    144600
Patterson-UTI Energy    COM   703481101    92873  3543435 SH   Defined         61000   3208835    273600
Inc.
R.R. Donnelley & Sons   COM   257867101     6748   155100 SH   Defined         20000    135100
Regis Corp.             COM   758932107    47197  1233898 SH   Defined          3100   1098398    132400
Republic Services Inc.  COM   760759100    16310   532312 SH   Defined         69650    462662
- Cl.A
Scholastic Corp.        COM   807066105    48287  1343543 SH   Defined          3300   1197047    143196
Shaw Group Inc.         COM   820280105    77318  1670298 SH   Defined         48500   1497298    124500
Simpson Manufacturing   COM   829073105    56454  1673198 SH   Defined         46200   1474698    152300
Steelcase Inc. Cl A     COM   858155203     6490   350800 SH   Defined         44700    306100
Thor Industries, Inc.   COM   885160101    26443   585800 SH   Defined         36800    549000
UGI Corp.               COM   902681105    85868  3147646 SH   Defined         56600   2873846    217200
United Stationers Inc   COM   913004107    97061  1456498 SH   Defined         38700   1329098     88700
Universal Health        COM   913903100    26470   430400 SH   Defined         25600    404800
Services - B
Urban Outfitters Inc.   COM   917047102     9422   392100 SH   Defined         56100    336000
Warnaco Group           COM   934390402    86331  2194482 SH   Defined          4800   1970098    219584
Williams-Sonoma Inc     COM   969904101    25795   816800 SH   Defined         38400    778400
Zale Corp.              COM   988858106    51613  2167699 SH   Defined         62700   1979199    125800


